Net Defined Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Summary of Changes in the Net Defined Benefit Liabilities
25.2 Changes in net defined benefit liabilities for the years ended December 31, 2023 and 2024, are as follows:

	2023
(In millions of Korean won)	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities(assets)
Beginning	￦	2,215,330	￦	(2,608,519)	￦	(393,189)
Current service cost		199,882		—		199,882
Gains on settlement		55		—		55
Interest expense (income)		107,586		(130,632)		(23,046)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		(3,950)		—		(3,950)
Actuarial gains and losses by changes in financial assumptions		123,238		—		123,238
Actuarial gains and losses by experience adjustments		1,558		—		1,558
Return on plan assets (excluding amounts included in interest income)		—		(18,228)		(18,228)
Contributions by the Group		—		(121,799)		(121,799)
Payments from plans (settlement)		(6,755)		6,755		—
Payments from plans (benefit payments)		(217,031)		217,031		—
Payments from the Group		(53,606)		—		(53,606)
Transfer in (out)		457		202		659
Effect of exchange differences		(3,450)		(177)		(3,627)
Effect of business acquisition and disposal		(309)		—		(309)
Others		(53)		194		141

Ending *	￦	2,362,952	￦	(2,655,173)	￦	(292,221)

25.2 Changes in net defined benefit liabilities for the years ended December 31, 2023 and 2024, are as follows (cont’d):

	2024
(In millions of Korean won)	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities(assets)
Beginning	￦	2,362,952	￦	(2,655,173)	￦	(292,221)
Current service cost		216,612		—		216,612
Gains on settlement		(1,751)		—		(1,751)
Interest expense (income)		94,050		(107,712)		(13,662)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		(2,786)		—		(2,786)
Actuarial gains and losses by changes in financial assumptions		145,060		—		145,060
Actuarial gains and losses by experience adjustments		2,670		—		2,670
Return on plan assets (excluding amounts included in interest income)		—		(27,251)		(27,251)
Contributions by the Group		—		(131,400)		(131,400)
Payments from plans (settlement)		(457)		457		—
Payments from plans (benefit payments)		(225,551)		225,551		—
Payments from the Group		(54,902)		—		(54,902)
Transfer in (out)		952		(201)		751
Effect of exchange differences		613		(76)		537
Others		72		(42)		30

Ending *	￦	2,537,534	￦	(2,695,847)	￦	(158,313)

*
The net defined benefit
assets
of ￦292,221 million is calculated by subtracting ￦81,869 million of net defined benefit liabilities
from ￦374,090 million of net defined benefit
assets
as of December 31, 2023. The net defined benefit assets of ￦158,313 million is calculated by subtracting ￦100,187 million of net defined benefit liabilities from ￦258,500 million of net defined benefit assets as of December 31, 2024.

Summary of the Net Defined Benefit Liabilities
25.3 Details of net defined benefit liabilities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Present value of defined benefit obligation	￦	2,362,952	￦	2,537,534
Fair value of plan assets		(2,655,173)		(2,695,847)

Net defined benefit liabilities	￦	(292,221)	￦	(158,313)

Summary of Post-Employment Benefits Recognized in Profit Or Loss
25.4 Details of post-employment benefits recognized in profit or loss for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Current service cost	￦	249,099	￦	199,882	￦	216,612
Past service cost		3,669		—		—
Net interest expense on net defined benefit liabilities		2,485		(23,046)		(13,662)
Gains on settlement		(1,859)		55		(1,751)

Post-employment benefits *	￦	253,394	￦	176,891	￦	201,199

*
Includes post-employment benefits amounting to ￦27,486 million, ￦18,308 million and ￦20,326 million recognized as insurance service expenses for the years ended December 31, 2022, 2023 and 2024 and ￦3,520 million, ￦2,824 million, ￦3,302 million recognized as other expenses for the years ended December 31, 2022, 2023 and 2024 and ￦137 million, ￦189 million, ￦90 million recognized as prepayment for the years ended December 31, 2022, 2023 and 2024.

Summary of Remeasurements of the Net Defined Benefit Liabilities Recognized in Other Comprehensive Income (Loss)
25.5 Details of remeasurements of net defined benefit liabilities recognized in other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(68,550)	￦	18,228	￦	27,251
Actuarial gains and losses		399,633		(120,846)		(144,944)
Income tax effect		(91,150)		25,895		31,076
Effect of exchange differences		(231)		4,553		1,242

Remeasurements after income tax expense	￦	239,702	￦	(72,170)	￦	(85,375)

Summary of the Fair Value of Plan Assets
25.6 Details of fair value of plan assets as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Assets quoted in an active market		Assets not quoted in an active market		Total
Cash and due from financial institutions	￦	—	￦	2,604,272	￦	2,604,272
Debt securities		—		45,833		45,833
Investment fund		—		5,068		5,068

	￦	—	￦	2,655,173	￦	2,655,173

(In millions of Korean won)	December 31, 2024
	Assets quoted in an active market		Assets not quoted in an active market		Total
Cash and due from financial institutions	￦	—	￦	2,601,582	￦	2,601,582
Debt securities		—		93,416		93,416
Investment fund		—		849		849

	￦	—	￦	2,695,847	￦	2,695,847

Summary of Significant Actuarial Assumptions
25.7 Details of significant actuarial assumptions used as of December 31, 2023 and 2024, are as follows:

	December 31, 2023	December 31, 2024
Discount rate (%)	3.80~4.40	3.10~3.70
Salary increase rate (%)	0.00~7.00	0.00~7.00
Turnover rate (%)	0.00~38.60	0.00~38.60

Summary of Sensitivity Analysis of Significant Actuarial Assumptions
25.8 Results of sensitivity analysis of significant actuarial assumptions as of December 31, 2024, are as follows:

	Changes in assumptions		Effect on defined benefit obligation
			Increase in assumptions	Decrease in assumptions
Discount rate	0.5	%p	3.37% decrease	3.59% increase
Salary increase rate	0.5	%p	3.57% increase	3.38% decrease
Turnover rate	0.5	%p	0.21% decrease	0.22% increase

Summary of Expected Maturity Analysis of Undiscounted Pension Benefit Payments Including Expected Future Benefit
25.9 Expected maturity analysis of undiscounted pension benefit payments (including expected future benefit) as of December 31, 2024, are as follows:
(In millions of Korean won)

	Up to 1 year		1~2 years		2~5 years		5~10 years		Over 10 years		Total
Pension benefits *	￦	234,553	￦	267,161	￦	915,032	￦	1,560,220	￦	7,019,755	￦	9,996,721

*	Amount determined under the promotion compensation type defined contribution plan is excluded.